Consolidated Statements of Cash flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Employee Related Liabilities	[1]	$ (278)	$ 111	$ (737)
Increase (Decrease) in Accrued Liabilities	[2]	(1,202)	(1,887)	45
Share-based compensation	[3]	623	617	1,491
Related Party [Member]
Increase (Decrease) in Employee Related Liabilities		73	41
Increase (Decrease) in Accrued Liabilities		1	1
Share-based compensation		$ 389	$ 427	$ 1,304

[1]	Includes changes in balances due to related parties of ($73) thousand and $41 thousand for the years ended December 31, 2025 and 2024, respectively. See Note 12.
[2]	Includes changes in balances due to related parties of ($1) thousand and $1 thousand for the years ended December 31, 2025 and 2024, respectively. See Note 12.
[3]	Includes expenses related to related parties of $389 thousand, $427 thousand and $1,304 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.